Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Principal Value
U.S. Treasury Bills – 76.4%
U.S. Treasury Bill, 3.64%, 4/28/2026 (a) ........................................ $ 20,000 $ 19,946
U.S. Treasury Bill, 3.68%, 6/23/2026 (a) ........................................ 1,500,000 1,487,636
Total U.S. Treasury Bills (Cost $1,507,501) .......................................... 1,507,582
Shares
U.S. Exchange-Traded Funds – 20.0%
Fixed Income Funds - 20.0%
Simplify Short Term Treasury Futures Strategy ETF(b)
(Cost $392,120) .......................................................... 18,700 394,570
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(c)
(Cost $9,389) ............................................................ 9,389 9,389
Total Investments – 96.9%
(Cost $1,909,010) .............................................................. $ 1,911,541
Other Assets in Excess of Liabilities – 3.1% ............................................ 61,237
Net Assets – 100.0% ............................................................. $ 1,972,778
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Affiliated fund managed by Simplify Asset Management Inc.
(c) Rate shown reflects the 7-day yield as of March 31, 2026.
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Short
Term
Treasury
Futures
Strategy ETF $ — $ 392,120 $ — $ — $ 2,450 $ 394,570 18,700 $ 935 $ —
$ — $ 392,120 $ — $ — $ 2,450 $ 394,570 18,700 $ 935 $ —
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
TRSUB0002* 11/13/2026 3.59% (EFFR -0.05%)(c) UBS (353,670) $ (2,428)
TRSUB0003* 11/13/2026 3.89% (EFFR -0.25%)(c) UBS 610,045 (3,188)
VFPCTBP02* 9/15/2026 4.14% (EFFR +0.50%)(c) BNP 1,942,554 34,798
$ 29,182

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

* The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
Abbreviations:
BNP : BNP Paribas
EFFR : Effective Federal Funds Rate
UBS : UBS AG
* The following table shows the top 50 positions and related Market Value of the securities within the VFPCTBP02 basket.
Shares Market Value % of basket
Common Stocks
Financials
Ares Capital Corp. ............................................... 5,739 $ 103,425 5.22%
Bain Capital Specialty Finance, Inc. ................................. 2,656 32,936 1.66%
Barings BDC, Inc. ............................................... 3,784 31,144 1.57%
BlackRock Tcp Capital Corp. ....................................... 5,064 18,280 0.92%
Blackstone Secured Lending Fund .................................. 4,215 99,856 5.04%
Blue Owl Capital Corp ............................................ 9,026 99,830 5.04%
Carlyle Secured Lending, Inc. ...................................... 3,743 40,949 2.07%
Cion Investment Corp. ........................................... 1,970 13,476 0.68%
Fidus Investment Corp. ........................................... 1,744 30,381 1.53%
Fs KKR Capital Corp. ............................................ 7,832 79,732 4.03%
Goldman Sachs Bdc, Inc. ......................................... 7,209 64,019 3.23%
Golub Capital Bdc, Inc. ........................................... 8,465 107,162 5.41%
Hercules Technology Growth Capital, Inc. ............................ 6,214 91,778 4.64%
Kayne Anderson BDC, Inc. ........................................ 2,216 30,402 1.54%
MidCap Financial Investment Co. ................................... 3,572 40,150 2.03%
Morgan Stanley Direct Lending Fund ................................ 5,342 74,574 3.77%
New Mountain Finance Corp. ...................................... 4,837 37,538 1.90%
Nuveen Churchill Direct Lending Corp. .............................. 1,651 21,001 1.06%
Oaktree Specialty Lending Corp. ................................... 5,289 59,770 3.02%
Pennantpark Floating Rate Capital Ltd. .............................. 7,696 61,876 3.13%
Pennantpark Investment Corp. ..................................... 4,220 18,948 0.96%
Prospect Capital Corp. ........................................... 25,544 66,669 3.37%
Runway Growth Finance Corp. ..................................... 2,376 16,325 0.82%
Saratoga Investment Corp. ........................................ 725 15,856 0.80%
Sixth Street Specialty Lending, Inc. ................................. 3,478 63,932 3.23%
SLR Investment Corp. ............................................ 1,803 25,796 1.30%
Stellus Capital Investment Corp. .................................... 1,373 12,645 0.64%
Trinity Capital, Inc. ............................................... 5,501 80,921 4.09%
Closed-End Funds

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Equity Funds
Aberdeen Income Credit Strategies Fund ............................ 4,085 $ 20,834 1.05%
Ares Dynamic Credit Allocation Fund, Inc. ............................ 876 10,653 0.54%
BlackRock Debt Strategies Fund, Inc. ............................... 1,768 16,958 0.86%
BlackRock Floating Rate Income Strategies Fund, Inc. .................. 1,107 12,200 0.62%
BlackRock Floating Rate Income Trust ............................... 1,104 11,883 0.60%
BlackRock Limited Duration Income Trust ............................ 589 7,410 0.37%
Eagle Point Credit Co., Inc. ........................................ 11,770 44,257 2.24%
Eagle Point Income Co., Inc. ...................................... 1,226 11,570 0.58%
Eaton Vance Senior Floating-Rate Trust .............................. 1,201 12,659 0.64%
Ellington Residential Mortgage REIT ................................ 2,046 9,064 0.46%
First Trust Senior Floating Rate Income Fund II ........................ 949 9,144 0.46%
Franklin Templeton Limited Duration Income Trust ..................... 1,345 7,839 0.40%
Guggenheim Strategic Opportunities Fund ........................... 9,336 102,882 5.20%
Invesco Senior Income Trust(a) .................................... 8,100 26,081 1.32%
KKR Income Opportunities Fund ................................... 2,272 24,996 1.26%
Nuveen Credit Strategies Income Fund .............................. 5,586 27,205 1.37%
Nuveen Floating Rate Income Fund ................................. 5,320 40,004 2.02%
OFS Credit Co., Inc. ............................................. 2,149 6,209 0.31%
Oxford Lane Capital Corp.* ........................................ 8,215 80,344 4.06%
PIMCO Income Strategy Fund ..................................... 1,485 11,882 0.60%
PIMCO Income Strategy Fund II .................................... 2,711 18,679 0.94%
XAI Octagon Floating Rate Alternative Income Trust .................... 951 16,334 0.83%
Other Components ............................................. 2,060 11,288 0.57%
Total ....................................................................... $ 1,979,746 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0002 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Comcast Corp., Class A .......................................... (134) $ (3,845) 1.08%
GCI Liberty, Inc., Class C ......................................... (96) (3,590) 1.01%
Iridium Communications, Inc. ...................................... (135) (3,744) 1.05%
Sirius XM Holdings, Inc. .......................................... (158) (3,646) 1.02%
(14,825)
Consumer Discretionary
Bath & Body Works, Inc. .......................................... (191) (3,569) 1.00%
Caesars Entertainment, Inc. ....................................... (134) (3,548) 0.99%
Ford Motor Co. ................................................. (327) (3,768) 1.06%
Penn Entertainment, Inc. .......................................... (246) (3,695) 1.04%
PVH Corp. ..................................................... (54) (3,735) 1.05%
RH ........................................................... (27) (3,813) 1.07%
(22,128)
Energy
Weatherford International PLC ..................................... (39) (3,667) 1.03%
Financials
Affiliated Managers Group, Inc., Class A ............................. (13) (3,568) 1.00%
Blue Owl Capital, Inc., Class A ..................................... (391) (3,565) 1.00%
KKR & Co., Inc., Class Miscellaneous ............................... (41) (3,777) 1.06%

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Financials (continued)
Lazard, Inc., Class A ............................................. (88) $ (3,755) 1.05%
State Street Corp. ............................................... (29) (3,629) 1.02%
(18,294)
Health Care
Acadia Healthcare Co., Inc. ....................................... (153) (3,582) 1.01%
Avantor, Inc. ................................................... (468) (3,667) 1.03%
Bruker Corp. ................................................... (102) (3,678) 1.03%
DENTSPLY SIRONA, Inc. ......................................... (308) (3,568) 1.00%
Perrigo Co. PLC ................................................ (371) (3,984) 1.12%
Sarepta Therapeutics, Inc. ........................................ (200) (4,362) 1.22%
Sotera Health Co. ............................................... (256) (3,668) 1.03%
Teleflex, Inc. ................................................... (34) (4,011) 1.13%
Ultragenyx Pharmaceutical, Inc. .................................... (175) (3,669) 1.03%
(34,189)
Industrials
CNH Industrial NV ............................................... (340) (3,737) 1.05%
GXO Logistics, Inc., Class A ....................................... (69) (3,577) 1.00%
ManpowerGroup, Inc. ............................................ (127) (3,755) 1.05%
Owens Corning ................................................. (33) (3,607) 1.01%
Ryder System, Inc. .............................................. (18) (3,661) 1.03%
Sensata Technologies Holding PLC ................................. (103) (3,614) 1.02%
(21,951)
Information Technology
Arrow Electronics, Inc. ........................................... (25) (3,639) 1.02%
Avnet, Inc. ..................................................... (59) (3,662) 1.03%
CDW Corp. .................................................... (30) (3,675) 1.03%
Coherent Corp. ................................................. (15) (3,597) 1.01%
DXC Technology Co. ............................................. (293) (3,679) 1.03%
GoDaddy, Inc., Class A ........................................... (43) (3,559) 1.00%
Hewlett Packard Enterprise Co. .................................... (167) (3,986) 1.12%
HP, Inc. ....................................................... (197) (3,791) 1.07%
Kyndryl Holdings, Inc. ............................................ (274) (3,596) 1.01%
Oracle Corp. ................................................... (34) (4,955) 1.39%
Super Micro Computer, Inc. ....................................... (168) (3,818) 1.07%
Unity Software, Inc. .............................................. (190) (4,176) 1.17%
(46,133)
Materials
Celanese Corp., Class A .......................................... (63) (4,159) 1.17%
Cleveland-Cliffs, Inc. ............................................. (442) (3,736) 1.05%
FMC Corp. ..................................................... (249) (4,296) 1.20%
Graphic Packaging Holding Co. .................................... (383) (3,810) 1.07%
(16,001)
Real Estate
Americold Realty Trust, Inc. ....................................... (315) (3,610) 1.01%
Park Hotels & Resorts, Inc. ........................................ (340) (3,580) 1.01%
(7,190)

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Utilities
Talen Energy Corp. .............................................. (11) $ (3,644) 1.02%
Other Components ............................................. (12,437) (168,290) 47.23%
Total ....................................................................... $ (356,312) 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0003 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Netflix, Inc. ..................................................... 66 $ 6,304 1.04%
News Corp., Class A ............................................. 252 6,292 1.04%
Omnicom Group, Inc. ............................................ 81 6,096 1.00%
TKO Group Holdings, Inc., Class A .................................. 32 6,355 1.05%
T-Mobile US, Inc. ................................................ 29 6,160 1.01%
31,207
Consumer Discretionary
Home Depot, Inc. (The) ........................................... 19 6,085 1.00%
Lowe's Cos, Inc. ................................................ 26 6,176 1.02%
Marriott International, Inc., Class A .................................. 19 6,133 1.01%
Williams-Sonoma, Inc. ........................................... 33 6,076 1.00%
24,470
Consumer Staples
Altria Group, Inc. ................................................ 95 6,275 1.03%
PepsiCo, Inc., Class A ............................................ 41 6,302 1.04%
Philip Morris International, Inc. ..................................... 38 6,201 1.02%
18,778
Energy
Targa Resources Corp. ........................................... 26 6,398 1.05%
Financials
American Express Co. ........................................... 20 6,134 1.01%
Arthur J Gallagher & Co. .......................................... 28 6,118 1.01%
Corpay, Inc. .................................................... 21 6,074 1.00%
JPMorgan Chase & Co. .......................................... 21 6,213 1.02%
Mastercard, Inc., Class A ......................................... 12 6,114 1.01%
Raymond James Financia, Inc. ..................................... 42 6,095 1.00%
S&P Global, Inc. ................................................ 14 6,072 1.00%
Visa, Inc., Class A ............................................... 20 6,079 1.00%
48,899
Health Care
AbbVie, Inc. .................................................... 30 6,498 1.07%
Agilent Technologies, Inc. ......................................... 55 6,230 1.02%
Cigna Group (The) .............................................. 23 6,246 1.03%
Johnson & Johnson .............................................. 26 6,357 1.05%
Mettler-Toledo International, Inc. .................................... 5 6,232 1.03%
UnitedHealth Group, Inc. .......................................... 23 6,146 1.01%
37,709

Simplify VettaFi Private Credit Strategy ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Industrials
CH Robinson Worldwide, Inc. ...................................... 37 $ 6,094 1.01%
Eaton Corp PLC ................................................ 17 6,087 1.00%
Emerson Electric Co. ............................................ 47 6,179 1.02%
Equifax, Inc. .................................................... 34 6,137 1.01%
Fastenal Co. ................................................... 138 6,391 1.05%
L3Harris Technologies, Inc. ........................................ 18 6,117 1.01%
Rollins, Inc. .................................................... 115 6,146 1.01%
TransDigm Group, Inc. ........................................... 5 6,155 1.02%
Westinghouse Air Brake Technologies Corp. .......................... 25 6,331 1.04%
WW Grainger, Inc. ............................................... 6 6,334 1.04%
61,971
Information Technology
Apple, Inc. ..................................................... 24 6,179 1.02%
Dell Technologies, Inc., Class C .................................... 37 6,106 1.01%
EPAM Systems, Inc. ............................................. 45 6,108 1.01%
Fair Isaac Corp. ................................................. 6 6,147 1.01%
Monolithic Power Systems, Inc. .................................... 6 6,219 1.02%
Qnity Electronics, Inc. ............................................ 53 6,147 1.01%
36,906
Materials
Corteva, Inc. ................................................... 79 6,591 1.08%
Freeport-McMoRan, Inc. .......................................... 111 6,551 1.08%
International Flavors & Fragrances, Inc. .............................. 90 6,520 1.07%
Southern Copper Corp. ........................................... 38 6,601 1.09%
26,263
Real Estate
Digital Realty Trust, Inc. .......................................... 35 6,252 1.03%
Equinix, Inc. .................................................... 6 6,207 1.02%
12,459
Utilities
NextEra Energy, Inc. ............................................. 68 6,302 1.04%
Other Components ............................................. 2,039 295,886 48.73%
Total ....................................................................... $ 607,248 100.00%